SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Statement of Compliance

These Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s reporting year ended March 31, 2022.

The Board of Directors of the Company authorized these Financial Statements for issuance on July 29, 2022.

Basis of Presentation and Consolidation

These Financial Statements have been prepared on a historical cost basis, except for certain financial instruments classified as fair value through other comprehensive income, which are reported at fair value. In addition, these Financial Statements have been prepared using the accrual basis of accounting, except for cash flow information.

These Financial Statements include the financial statements of the Company and its wholly-owned subsidiary, 1130346 B.C. Ltd. (the “Subco”), incorporated under the laws of BC. The Subco was incorporated for the purposes of entering into an option agreement related to the JOY District. On March 30, 2021, Subco was dissolved, did not have any assets, liabilities, income or expenses, and all intercompany balances and transactions had been eliminated on consolidation.

Certain comparative amounts have been reclassified to conform to the presentation adopted in the current period.

Significant Accounting Estimates and Judgments

The preparation of the Financial Statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates.

The impacts of such estimates are pervasive throughout the Financial Statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Specific areas where significant estimates or judgments exist are:

•	assessment of the Company’s ability to continue as a going concern;

•	the determination of categories of financial assets and financial liabilities; and

•	the carrying value and recoverability of the Company’s marketable securities.

Foreign Currency

The functional and presentational currency of the Company is the Canadian Dollar (“CAD”).

Transactions in currencies other than the functional currency of the Company are recorded at the rates of exchange prevailing on the dates of transactions. At each financial position reporting date, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates of exchange prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not re-translated. Gains and losses arising on translation are included in profit or loss for the year.

Financial Instruments

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not measured at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition. The directly attributable transaction costs of a financial asset classified at FVTPL are expensed in the period in which they are incurred.

Financial assets measured at amortized cost

A financial asset is measured at amortized cost if it meets both the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and,

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

These financial assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses, and impairment losses are recognized in profit or loss. Any gain or loss on the derecognition of the financial asset is recognized in profit or loss.

Financial assets measured at fair value through other comprehensive income

A debt investment is measured at fair value through other comprehensive income (“FVTOCI”) if it meets both the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and,

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On the initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income (“OCI”). This election is made on an investment-by-investment basis.

Debt investments measured at FVTOCI are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses, and impairment are recognized in profit or loss. Other net gains and losses are measured in OCI. On de-recognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments measured at FVTOCI are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Financial assets measured at fair value through profit or loss

All financial assets not classified as measured at amortized cost or measured at FVTOCI, as described above, are measured at FVTPL; this includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or measured at FVTOCI as FVTPL if doing so eliminates, or significantly reduces, an accounting mismatch that would otherwise arise.

These financial assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial liabilities	Classification
Accounts payable and accrued liabilities	Amortized cost
Balance due to related parties	Amortized cost

Financial assets	Classification
Cash	Amortized cost
Marketable securities	FVTOCI
Restricted cash	Amortized cost
Amounts receivable and other assets	Amortized cost

Exploration and Evaluation Expenditures

Exploration and evaluation costs are costs incurred to discover mineral resources, and to assess the technical feasibility and commercial viability of the mineral resources found.

Exploration and evaluation expenditures include:

•	costs associated with the acquisition of licences;

•	costs associated with the acquisition of exploration and evaluation assets, including mineral properties; and,

•	costs associated with exploration and evaluation activities.

Exploration and evaluation costs are generally expensed as incurred until the technical feasibility and commercial viability of extracting a mineral resource has been determined and a positive decision to proceed to development has been made. However, if management concludes that future economic benefits are more likely than not to be realized, the costs of property, plant and equipment for use in the exploration and evaluation of mineral resources are capitalized.

Costs incurred before the Company has obtained the legal rights to explore an area are expensed. Costs incurred after the technical feasibility and commercial viability of extracting a mineral resource has been determined and a positive decision to proceed to development has been made are considered development costs and are capitalized.

Costs applicable to established mineral property interests where no further work is planned by the Company may, for presentation purposes only, be carried at nominal amounts.

Equipment

Equipment is carried at cost, less accumulated depreciation and accumulated impairment losses.

The cost of equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and the condition necessary for its intended use, and an initial estimate of the costs of dismantling and removing the asset and restoring the site on which it is located.

Depreciation is provided at rates calculated to expense the cost of the equipment, less its estimated residual value, using the declining balance method at various rates ranging from 20% to 30% per annum.

An item of equipment is derecognized upon disposal or when no material future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss.

Where an item of equipment consists of major components with different useful lives, the components are accounted for as separate items of equipment. Expenditures incurred to replace a component of an item of equipment that is account for separately, including major inspection and overhaul expenditures, are capitalized.

As at March 31, 2022, all equipment had been fully depreciated. The Company did not purchase any equipment during the year ended March 31, 2022.

Share Capital

Common shares of the Company are classified as equity. Transaction costs directly attributable to the issuance of common shares and share purchase options are recognized as a deduction from equity, net of any tax effects.

When the Company issues common shares for consideration other than cash, the transaction is measured at fair value based on the quoted market price of the Company’s common shares on the date of issuance.

Loss Per Share

Loss per share is computed by dividing the losses attributable to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share is determined by adjusting the losses attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares, such as options granted to employees. The dilutive effect of options assumes that the proceeds to be received on the exercise of share purchase options are applied to repurchase common shares at the average market price for the reporting period. Share purchase options are included in the calculation of dilutive earnings per share only to the extent that the market price of the common shares exceeds the exercise price of the share purchase options. The effect of anti-dilutive factors is not considered when computed diluted loss per share.

Equity-Settled Share-Based Payments

The share purchase option plan allows employees and consultants of the Company to acquire shares of the Company. The fair value of share purchase options granted is recognized as an employee or consultant expense with a corresponding increase in the share-based payments reserve in equity. An individual is classified as an employee when the individual is an employee for legal and tax purposes (direct employee) or provides services similar to those performed by a direct employee.

For employees, fair value is measured at the grant date and each tranche is recognized on a straight-line basis over the period during which the share purchase options vest. The fair value of the share purchase options granted is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which the share purchase options were granted.  At the end of each financial reporting period, the amount recognized as an expense is adjusted to reflect the actual number of share purchase options that are expected to vest.

Share-based payment transactions with non-employees are measured at the fair value of the goods and services received. However, if the fair value cannot be estimated reliably, the share-based payment transaction is measured at the fair value of the equity instrument granted at the date the entity obtains the goods or the counterparty renders the service.

Income Taxes

Income tax on the profit or loss for the years presented comprises of current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is provided using the balance sheet liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

The following temporary differences are not provided for:

•	goodwill not deductible for tax purposes;

•	the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and

•	differences relating to investments in subsidiaries, associates, and joint ventures to the extent that they will probably not reverse in the foreseeable future.

The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date applicable to the period of expected realization or settlement.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority, and the Company intends to settle its current tax assets and liabilities on a net basis.

Flow-through Shares

The Company will, from time-to-time, issue flow-through common shares to finance a portion of its exploration programs. Pursuant to the terms of the flow-through share agreements, these shares transfer the tax deductibility of qualifying resource expenditures to investors. On issuance, the Company bifurcates the flow-through share into i) a flow-through share premium, equal to the estimated premium, if any, investors pay for the flow-through feature, which is recognized as a liability, and ii) share capital. Upon expenses being incurred, the Company derecognizes this liability and recognizes this premium as other income, offsetting any expense associated with the Company’s expenditure of the flow-through proceeds.

Restoration, Rehabilitation and Environmental Obligations

An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the exploration or development of a mineral property interest. Such costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for and capitalized at the start of each project to the carrying amount of the asset, along with a corresponding liability at the time the obligation to incur such costs arises. The timing of the actual rehabilitation expenditure is dependent on a number of factors such as the life and nature of the project or asset, the conditions imposed by the relevant permits, and, when applicable, the jurisdiction in which the project or asset is located.

Operating Segments	The Company operates as a single reportable segment—the acquisition, exploration and development of mineral properties. All assets are held in Canada.
Adoption of IFRS 16, Leases ("IFRS 16")

In January 2016, the IASB issued IFRS 16, replacing IAS 17 - Leases. IFRS 16 provides a single lessee accounting model and requires the lessee to recognize assets and liabilities for all leases on its statement of financial position, providing the reader with greater transparency of an entity’s lease obligations.

The Company elected to use the modified retrospective transition approach, which provides lessees a method for recording existing leases at adoption with no restatement of prior period financial information. Under this approach, a lease liability was recognized at January 1, 2019 in respect of leases previously classified as operating leases, measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at transition. The associated right-of-use assets were measured at amounts equal to the respective lease liabilities, subject to certain adjustments allowed under IFRS 16.

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for:

•	Leases of low value assets; and

•	Leases with a duration of twelve months or less.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, with the discount rate determined by the interest rate implicit in the lease, or if that rate cannot be readily determined, the Company’s incremental borrowing rate on commencement of the lease is used. Variable lease payments are only included in the measurement of the lease liability if they depend on an index or rate. In such cases, the initial measurement of the lease liability assumes the variable element will remain unchanged throughout the lease term. Other variable lease payments are expensed in the period to which they relate.

On initial recognition, the carrying value of the lease liability also includes:

•	Amounts expected to be payable under any residual value guarantee;

•	The exercise price of any purchase option granted if it is reasonable certain to assess that option;

•	Any penalties payable for terminating the lease, if the term of the lease has been estimated on the basis of termination option being exercised.

•	Right-of-use assets are initially measured at the amount of the lease liability, reduced for any lease incentives received, and increased for:

•	Lease payments made at or before commencement of the lease;

•	Initial direct costs incurred; and

•	The amount of any provision recognized where the Company is contractually required to dismantle, remove or restore the leased asset.

Lease liabilities, on initial measurement, increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made.

Right-of-use assets are amortized on a straight-line basis over the remaining term of the lease or over the remaining economic life of the asset if this is judged to be shorter than the lease term.

When the Company revises its estimate of the term of any lease, it adjusts the carrying amount of the lease liability to reflect the payments to make over the revised term, which are discounted at the same discount rate that applied on lease commencement. The carrying value of lease liabilities is similarly revised when the variable element of future lease payments dependent on a rate or index is revised. In both cases, an equivalent adjustment is made to the carrying value.

Government Assistance

When the Company is entitled to receive the BC Mineral Exploration Tax Credit (“BCMETC”) and other government grants, this government assistance is recognized as a cost recovery when there is reasonable assurance of recovery. Any amounts accrued or received typically remain subject to review and revision by government authorities. It is not possible to predict the occurrence or outcome of such actions in advance.